Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,778	SFr 1,672	SFr 1,250	SFr 1,735	SFr 1,233
Average recorded investment, without specific allowance	505	359	162	435	131
Average recorded investment	2,283	2,031	1,412	2,170	1,364
Interest income recognized
Interest income recognized, with a specific allowance	4	3	4	7	6
Interest income recognized, without specific allowance	2	3	2	5	2
Interest income recognized	6	6	6	12	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	3	2	5
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	1	3	2	5
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,269	1,146	809	1,216	779
Average recorded investment, without specific allowance	362	251	49	310	35
Average recorded investment	1,631	1,397	858	1,526	814
Interest income recognized
Interest income recognized, with a specific allowance	3	3	2	6	4
Interest income recognized, without specific allowance	1	2	0	3	0
Interest income recognized	4	5	2	9	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	1	1	3
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	0	1	1	1	3
Real estate
Average recorded investment
Average recorded investment, with a specific allowance	66	76	65	71	65
Average recorded investment, without specific allowance	47	29	13	37	10
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	1,034	902	597	976	573
Average recorded investment, without specific allowance	307	219	35	267	24
Interest income recognized
Interest income recognized, with a specific allowance	2	3	2	5	3
Interest income recognized, without specific allowance	1	2	0	3	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	1	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	164	168	147	167	141
Average recorded investment, without specific allowance	0	3	1	2	1
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	0	0	2	0
Average recorded investment, without specific allowance	8	0	0	4	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	509	526	441	519	454
Average recorded investment, without specific allowance	143	108	113	125	96
Average recorded investment	652	634	554	644	550
Interest income recognized
Interest income recognized, with a specific allowance	1	0	2	1	2
Interest income recognized, without specific allowance	1	1	2	2	2
Interest income recognized	2	1	4	3	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	2	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	2	1	2
Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	185	197	177	191	179
Average recorded investment, without specific allowance	102	76	64	88	57
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	1	1	1	2	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	121	113	39	118	49
Average recorded investment, without specific allowance	18	25	42	22	32
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	1	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	203	216	225	210	226
Average recorded investment, without specific allowance	23	7	7	15	7
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1	0	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0